CAPITAL RISK MANAGEMENT - Reconciliation of Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash provided by operating activities	$ 5,680	$ 5,221
Add (deduct):
Capital expenditures	(4,041)	(3,934)
Interest on borrowings, net and capitalized interest	(1,986)	(1,794)
Interest paid, net	2,087	1,780
Restructuring, acquisition and other	406	685
Program rights amortization	(63)	(70)
Change in net operating assets and liabilities	876	627
Other adjustments	86	(101)
Free cash flow	$ 3,045	$ 2,414